Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 26,134	$ 27,978	$ 27,662
Total cost of sales	(18,256)	(19,072)	(19,118)
Gross profit	7,878	8,906	8,544
Selling, general and administrative expenses	(4,895)	(5,447)	(5,295)
Non-order related research and development expenses	(1,127)	(1,198)	(1,147)
Impairment of goodwill	(311)	0	0
Other income (expense), net	48	(323)	124
Income from operations	1,593	1,938	2,226
Interest and dividend income	51	67	72
Interest and other finance expense	(240)	(215)	(262)
Losses from extinguishment of debt	(162)	0	0
Non-operational pension (cost) credit	(401)	72	83
Income from continuing operations before taxes	841	1,862	2,119
Income tax expense	(496)	(772)	(544)
Income from continuing operations, net of tax	345	1,090	1,575
Income from discontinued operations, net of tax	4,860	438	723
Net income	5,205	1,528	2,298
Net income attributable to noncontrolling interests	(59)	(89)	(125)
Net income attributable to ABB	5,146	1,439	2,173
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	294	1,043	1,514
Income from discontinued operations, net of tax	4,852	396	659
Net income	$ 5,146	$ 1,439	$ 2,173
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 0.14	$ 0.49	$ 0.71
Income from discontinued operations, net of tax (in dollars per share)	2.30	0.19	0.31
Net income (in dollars per share)	2.44	0.67	1.02
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	0.14	0.49	0.71
Income from discontinued operations, net of tax (in dollars per share)	2.29	0.19	0.31
Net income (in dollars per share)	$ 2.43	$ 0.67	$ 1.02
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,111	2,133	2,132
Diluted earnings per share attributable to ABB shareholders (in shares)	2,119	2,135	2,139
Products
Total revenues	$ 21,214	$ 22,554	$ 22,366
Total cost of sales	(15,229)	(15,811)	(15,961)
Services and other
Total revenues	4,920	5,424	5,296
Total cost of sales	$ (3,027)	$ (3,261)	$ (3,157)